MetLife Mid Cap Stock Index Portfolio
MetLife Mid Cap Stock Index Portfolio PORTFOLIO SUMMARY:
Investment Objective
To track the performance of the Standard & Poor’s MidCap 400 Composite Stock Price Index (“S&P MidCap 400 Index”).
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MetLife Mid Cap Stock Index Portfolio (USD $)	Class A	Class B	Class E	Class G
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses MetLife Mid Cap Stock Index Portfolio	Class A	Class B	Class E	Class G
Management Fee	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%	0.30%
Other Expenses	0.07%	0.07%	0.07%	0.07%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Portfolio Operating Expenses	0.34%	0.59%	0.49%	0.64%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example MetLife Mid Cap Stock Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	35	109	191	431
Class B	60	189	329	738
Class E	50	157	274	616
Class G	65	205	357	798

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
The S&P MidCap 400 Index consists of the common stock of approximately 400 mid capitalization companies. MetLife Investment Management, LLC (“MIM”) (formerly, MetLife Investment Advisors Company, LLC), the subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies included in the S&P MidCap 400 Index. Although the Portfolio seeks to track the performance of the S&P MidCap 400 Index, its performance usually will not exactly match that of the index because, among other things, the Portfolio incurs operating expenses. The S&P MidCap 400 Index is an unmanaged group of common stocks, and therefore does not incur these expenses. As of December 31, 2012, the market capitalizations of companies in the S&P MidCap 400 Index ranged from $494.63 million to $16.52 billion.

MIM, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in a particular mid capitalization stock index.

In addition to securities of the type contained in the S&P MidCap 400 Index, the Portfolio may invest in exchange traded funds and futures contracts based on the S&P MidCap 400 Index to simulate full investment in the index while retaining liquidity, to facilitate trading or to reduce transaction costs. MIM may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the S&P Mid Cap 400 Index.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Passive Management Risk.    In attempting to track the returns of an index, the Portfolio may be more susceptible to risks because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Derivatives Risk.    The Portfolio may invest in derivatives. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or exchange-traded fund, or ETF, involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.
Past Performance
The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective April 30, 2007, Metropolitan Life Insurance Company (“Metropolitan Life”) was replaced as subadviser to the Portfolio by its affiliate MIM, which was organized to succeed to certain parts of the investment advisory business of Metropolitan Life. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	19.93%
Lowest Quarter	4th – 2008	-25.47%

Average Annual Total Return as of December 31, 2012
Average Annual Total Returns MetLife Mid Cap Stock Index Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	17.60%	4.96%	10.27%
Class B	17.33%	4.70%	9.99%
Class E	17.46%	4.80%	10.10%
Class G	17.27%			19.64%	Apr. 28, 2009
S&P MidCap 400 Index (reflects no deduction for mutual fund fees or expenses)	17.88%	5.15%	10.53%